Document and Entity Information	Total
Document And Entity Information
Document Type	485BPOS
Document Period End Date	Oct. 18, 2019
Entity Registrant Name	X-Square Balanced Fund, LLC
Entity Central Index Key	0001763143
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Oct. 18, 2019
Document Effective Date	Oct. 29, 2019
Prospectus Date	Oct. 29, 2019